Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Components of Accounts and Other Receivables

Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2013	2012

Trade receivables	$128.5	$123.3
Other receivables and advances	17.0	16.7
Allowance for doubtful accounts	(2.1)	(2.3)

Total accounts and other receivables	$143.4	$137.7

Allowance for Doubtful Accounts

The following are changes in the allowance for doubtful accounts:

	31 March
(Millions of US dollars)	2013	2012
Balance at beginning of period	$2.3	$2.7
Charged to expense	1.0	-
Recoveries	(1.2)	(0.4)

Balance at end of period	$2.1	$2.3